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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one): [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY  10036

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:

  /s/ Roger B. Gorham                 New York, NY             November 7, 2011
----------------------------      --------------------        -----------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   2
Form 13F Information Table Entry Total:             58
Form 13F Information Table Value Total:   $  1,370,251
                                            (thousands)

List of Other Included Managers:

     No.          Form 13F File Number               Name
     2                                   RSUI Indemnity Company
     3                                   Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/11

 COLUMN  1                       COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7   COLUMN 8
                                                                                           INVESTMENT                   VOTING
NAME OF ISSUER                TITLE OF CLASS  CUSIP     MARKET     SHRS OR  SH/  PUT/      DISCRETION        MANAGER   AUTHORITY
                                                        VALUE      PRIN AMT PRN  CALL  SOLE   SHRD    OTHER          SOLE SHRD NONE
                                                       (X 1000)                         (A)   (B)      (C)            (A)  (B)  (C)
COOPER INDUSTRIES PLC         SHS             G24140108      922     20,000  SH                          X       2     X
EVEREST RE GROUP LTD          COM             G3223R108   93,271  1,175,000  SH                X                 3     X
PARTNERRE LTD                 COM             G6852T105   88,859  1,700,000  SH                X                 3     X
AT&T INC                      COM             00206R102    1,711     60,000  SH                          X       2     X
AGILENT TECHNOLOGIES INC      COM             00846U101      937     30,000  SH                          X       2     X
AMERICAN EXPRESS CO           COM             025816109    1,571     35,000  SH                          X       2     X
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   13,775    260,000  SH                X                 1     X
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   39,205    740,000  SH                X                 2     X
ANNALY CAP MGMT INC           COM             035710409   49,890  3,000,000  SH                X                 3     X
APPLIED MATLS INC             COM             038222105      725     70,000  SH                          X       2     X
AUTODESK INC                  COM             052769106      695     25,000  SH                          X       2     X
AUTOMATIC DATA PROCESSING IN  COM             053015103      943     20,000  SH                          X       2     X
BERKSHIRE HATHAWAY INC DEL    CL B            084670207    1,421     20,000  SH                          X       2     X
BOEING CO                     COM             097023105      908     15,000  SH                          X       2     X
CHUBB CORP                    COM             171232101    1,800     30,000  SH                          X       2     X
COCA COLA CO                  COM             191216100    2,027     30,000  SH                          X       2     X
CONOCOPHILLIPS                COM             20825C104    8,232    130,000  SH                X                 1     X
CONOCOPHILLIPS                COM             20825C104   25,328    400,000  SH                X                 2     X
CONOCOPHILLIPS                COM             20825C104   75,984  1,200,000  SH                X                 3     X
COSTCO WHSL CORP NEW          COM             22160K105    2,053     25,000  SH                          X       2     X
DEERE & CO                    COM             244199105    1,937     30,000  SH                          X       2     X
DEVON ENERGY CORP NEW         COM             25179M103   44,352    800,000  SH                X                 2     X
DEVON ENERGY CORP NEW         COM             25179M103    5,544    100,000  SH                X                 3     X
DISNEY WALT CO                COM DISNEY      254687106    1,357     45,000  SH                          X       2     X
DU PONT EI DE NEMOURS & CO    COM             263534109    1,399     35,000  SH                          X       2     X
EMERSON ELEC CO               COM             291011104    1,446     35,000  SH                          X       2     X
EXXON MOBIL CORP              COM             30231G102  526,568  7,250,000  SH            X                     1     X
EXXON MOBIL CORP              COM             30231G102   56,651    780,000  SH                X                 2     X
FEDEX CORP                    COM             31428X106    5,956     88,000  SH                X                 1     X
FEDEX CORP                    COM             31428X106   23,823    352,000  SH                X                 2     X
FEDEX CORP                    COM             31428X106    3,384     50,000  SH                X                 3     X
GOOGLE INC                    COM             38259P508      772      1,500  SH                          X       2     X
HESS CORP                     COM             42809H107   18,361    350,000  SH                X                 1     X
HESS CORP                     COM             42809H107   64,264  1,225,000  SH                X                 2     X
HESS CORP                     COM             42809H107    5,245    100,000  SH                X                 3     X
HEWLETT PACKARD CO            COM             428236103      673     30,000  SH                          X       2     X
HOME DEPOT INC                COM             437076102      657     20,000  SH                          X       2     X
INTEL CORP                    COM             458140100    1,813     85,000  SH                          X       2     X
INTERNATIONAL BUSINESS MACHS  COM             459200101    1,749     10,000  SH                          X       2     X
JPMORGAN CHASE & CO           COM             46625H100      904     30,000  SH                          X       2     X
JOHNSON AND JOHNSON           COM             478160104    1,592     25,000  SH                          X       2     X
KELLOGG CO                    COM             487836108    1,330     25,000  SH                          X       2     X
LAUDER ESTEE COS INC          CL A            518439104    1,757     20,000  SH                          X       2     X
LILLY ELI & CO                COM             532457108    1,848     50,000  SH                          X       2     X
LOEWS CORP                    COM             540424108      864     25,000  SH                          X       2     X
MEDTRONIC INC                 COM             585055106    1,828     55,000  SH                          X       2     X
MICROSOFT CORP                COM             594918104    2,116     85,000  SH                X                 2     X
NEWS CORP                     CL A            65248E104    1,084     70,000  SH                          X       2     X
NOBLE ENERGY INC              COM             655044105    1,416     20,000  SH                          X       2     X
NORDSTROM INC                 COM             655664100    1,371     30,000  SH                          X       2     X
NOVARTIS AG                   SPONSORED ADR   66987V109    1,394     25,000  SH                          X       2     X
OCCIDENTAL PETE CORP DEL      COM             674599105   16,088    225,000  SH                X                 1     X
OCCIDENTAL PETE CORP DEL      COM             674599105   51,838    725,000  SH                X                 2     X
OCCIDENTAL PETE CORP DEL      COM             674599105   19,663    275,000  SH                X                 3     X
PACCAR INC                    COM             693718108    1,015     30,000  SH                          X       2     X
PENTAIR INC                   COM             709631105      960     30,000  SH                          X       2     X
PHILIP MORRIS INTL INC        COM             718172109      936     15,000  SH                          X       2     X
PROCTER & GAMBLE CO           COM             742718109    1,895     30,000  SH                          X       2     X
PROGRESSIVE WASTE SOLUTIONS   COM             74339G101    2,675    130,000  SH                X                 1     X
PROGRESSIVE WASTE SOLUTIONS   COM             74339G101   13,789    670,000  SH                X                 2     X

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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/11

 COLUMN  1                       COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7    COLUMN 8
                                                                                           INVESTMENT                    VOTING
NAME OF ISSUER                TITLE OF CLASS  CUSIP     MARKET     SHRS OR  SH/  PUT/      DISCRETION        MANAGER   AUTHORITY
                                                        VALUE      PRIN AMT PRN  CALL  SOLE   SHRD    OTHER          SOLE SHRD NONE
                                                       (X 1000)                         (A)   (B)      (C)            (A)  (B)  (C)
PROGRESSIVE WASTE SOLUTIONS   COM             74339G101    8,232    400,000  SH                X                 3     X
SCHLUMBERGER LTD              COM             806857108    1,493     25,000  SH                          X       2     X
SEABRIGHT INSURANCE HLDGS IN  COM             811656107      396     55,000  SH                X                 1     X
SEABRIGHT INSURANCE HLDGS IN  COM             811656107    1,044    145,000  SH                X                 2     X
SEABRIGHT INSURANCE HLDGS IN  COM             811656107    4,320    600,000  SH                X                 3     X
SIGMA ALDRICH CORP            COM             826552101    1,236     20,000  SH                          X       2     X
SYSCO CORP                    COM             871829107    1,036     40,000  SH                          X       2     X
3M CO                         COM             88579Y101    1,579     22,000  SH                          X       2     X
US BANCORP DEL                COM NEW         902973304      824     35,000  SH                          X       2     X
UNITED PARCEL SERVICE INC     CL B            911312106    7,578    120,000  SH                X                 1     X
UNITED PARCEL SERVICE INC     CL B            911312106   27,155    430,000  SH                X                 2     X
UNITED PARCEL SERVICE INC     CL B            911312106    9,473    150,000  SH                X                 3     X
WAL MART STORES INC           COM             931142103    1,816     35,000  SH                          X       2     X
WASHINGTON POST CO            CL B            939640108      654      2,000  SH                          X       2     X
WELLS FARGO & CO NEW          COM             949746101      844     35,000  SH                          X       2     X

GRAND TOTAL                                            1,370,251 25,075,500

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